Group income statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit (loss) [abstract]
Sales and other operating revenues	$ 72,676	$ 75,439	$ 138,997	$ 143,611
Earnings from joint ventures – after interest and tax	138	220	323	513
Earnings from associates – after interest and tax	608	1,027	1,257	1,441
Interest and other income	270	165	433	324
Gains on sale of businesses and fixed assets	55	56	144	161
Total revenues and other income	73,747	76,907	141,154	146,050
Purchases	55,683	58,424	103,955	109,936
Production and manufacturing expenses	5,391	5,515	10,747	10,953
Production and similar taxes (Note 6)	371	531	795	899
Depreciation, depletion and amortization (Note 5)	4,588	3,811	9,049	7,742
Impairment and losses on sale of businesses and fixed assets	906	(23)	1,002	68
Exploration expense	146	164	513	678
Distribution and administration expenses	2,646	2,929	5,413	5,723
Profit (loss) before interest and taxation	4,016	5,556	9,680	10,051
Finance costs	853	535	1,720	1,088
Net finance expense relating to pensions and other post-retirement benefits	15	31	30	62
Profit (loss) before taxation	3,148	4,990	7,930	8,901
Taxation	1,244	2,117	3,027	3,497
Profit (loss) for the period	1,904	2,873	4,903	5,404
Attributable to
BP shareholders	1,822	2,799	4,756	5,268
Non-controlling interests	$ 82	$ 74	$ 147	$ 136
Ordinary Shares
Profit (loss) for the period attributable to BP shareholders
Basic earnings (loss) per share (USD per share)	$ 0.0895	$ 0.1403	$ 0.2347	$ 0.2642
Diluted earnings (loss) per share (USD per share)	0.0892	0.1396	0.2335	0.2627
American Depositary Share
Profit (loss) for the period attributable to BP shareholders
Basic earnings (loss) per share (USD per share)	0.54	0.84	1.41	1.59
Diluted earnings (loss) per share (USD per share)	$ 0.54	$ 0.84	$ 1.40	$ 1.58